VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES [Abstract]
Variable interest entities

5.	VARIABLE INTEREST ENTITIES

5.1	Lessor VIEs

As of December 31, 2024 and 2023, we leased one vessel from CSSC (Hong Kong) Shipping Company Limited (“CSSC entity”) as part of a sale and leaseback agreement. The CSSC entity is a wholly-owned, special purpose vehicle (“Lessor SPV”). We sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter. In June 2023, we entered into the fourth side letter to FLNG Hilli’s sale and leaseback facility which amended the reference rate to a Secured Overnight Financing Rate (“SOFR”) from London Interbank Offered Rate (“LIBOR”), reduced the margin and extended the tenor of the facility by five years to 2033. These amendments did not impact our total bareboat obligations. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

While we do not hold any equity investments in the Lessor SPV, we have determined that we have a variable interest in the Lessor SPV and that the lessor entity, that owns the vessel, is the lessor VIE. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of the lessor VIE and, accordingly, the lessor VIE is consolidated into our financial statements. We did not record any gains or losses from the sale of this vessel as it continued to be reported as a vessel at its original cost in our consolidated financial statements at the time of transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIE is included in non-controlling interests in our consolidated financial statements. As of December 31, 2024 and 2023, the vessel is reported under “Vessels and equipment, net” in our consolidated balance sheets.

The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2024:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2024, are shown below:

(in thousands of $)	2025	2026	2027	2028	2029	2030+
FLNG Hilli (1)	82,878	79,701	76,615	73,348	70,172	206,209
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.

The assets and liabilities of the VIE that most significantly impact our consolidated balance sheets as of December 31, 2024 and 2023, are as follows:

(in thousands of $)	2024	2023
Assets
Restricted cash and short-term deposits (note 15)	17,472	18,085

Liabilities
Accrued expenses (note 22)	(12,244)	(3,334)
Other non-current liabilities (note 24)	(184,000)	—
Debt:
Current portion of long-term debt and short-term debt (1)	(278,551)	(299,576)
Long-term debt (1)	(33,432)	(93,617)
Total debt	(311,983)	(393,193)
(1) Where applicable, these balances are net of deferred finance charges (note 21).
The most significant impact of the VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Continuing operations
Statement of operations
Other financial items, net (note 10)	4,997	—	—
Interest expense	19,989	11,015	8,406

Statement of cash flows
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	—	20,640
Financing costs paid	—	(3,158)	—

Discontinued operations
Statement of operations
Interest expense	—	—	3,814

5.2	Golar Hilli LLC
Golar Hilli LLC (“Hilli LLC”) owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of FLNG Hilli. Hilli LLC's ownership is represented by three classes of units:

•Series A Special Units rank senior to Hilli Common Units and on par with Series B Special Units. They are redeemable upon LTA termination for $1 per unit plus unpaid distributions. “Series A Distributions” reflect incremental cash receipts when Brent linked crude prices exceed $60 per barrel.
•Series B Special Units rank similarly but have no conversion or redemption features. They entitle holders to 95% of vessel expansion capacity distributions, with 5% allocated to Hilli Common Unit holders.
•Hilli Common Units receive distributions only after Series A and B distributions are paid.

Below are the repurchase transactions of the Hilli LLC's non-controlling interests:

•On March 15, 2023, we repurchased 1,230 Hilli Common Units, held by our former affiliate, Golar LNG Partners LP (“Golar Partners”) from NFE in exchange for cash consideration of $100.0 million, our 4.1 million Class A common shares of NFE (“NFE Shares”) with a fair value of $116.9 million and our assumption of distribution rights to these 1,230 Hilli Common Units for the period from January 1, 2023 to March 15, 2023 (which NFE waived) with a fair value of $3.9 million (the “2023 Hilli Buyback”). The 2023 Hilli Buyback was considered an equity transaction and resulted in a loss of $251.2 million in equity; and

•On December 23, 2024, we repurchased all remaining non-controlling interest in Hilli LLC, acquiring 134 Hilli Common Units, 268 Series A Special Units and 268 Series B Special Units from affiliates of Seatrium Limited (“Seatrium”, formerly known as Keppel Shipyard Limited) and Black & Veatch Corporation (“B&V”) for a cash consideration of $59.9 million and our assumption of distribution rights to these units for the period from October 1, 2024 to December 23, 2024 (which Seatrium and B&V waived) with a fair value of $2.4 million (the “2024 Hilli Buyback”). The 2024 Hilli Buyback was considered an equity transaction and resulted in a gain of $1.9 million in equity.

•Following our 100% ownership of Hilli LLC, the entity ceased to be a VIE but we continue to consolidate as a Voting Interest Entity.
Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC (1) that most significantly impacted our consolidated balance sheet as of December 31, 2023, are as follows:

(in thousands of $)	2023
Balance sheet
Current assets	70,461
Non-current assets	1,212,922
Current liabilities	(342,480)
Non-current liabilities	(125,094)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.

The most significant impacts of the Hilli LLC operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024 (1)	2023	2022
Statement of operations
Liquefaction services revenue	224,959	245,418	213,970
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997

Statement of changes in equity
Additional paid-in capital	1,883	(251,249)	—
Non-controlling interest	(59,436)	34,309	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(59,919)	(100,047)	—
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	—	20,640
Financing costs paid	—	(3,158)	—
Cash dividends paid	(11,245)	(23,449)	(55,169)
(1) The amounts above presents the full-year impact of the lessor VIE's operations for the year ended December 31, 2024, rather than a prorated amount through December 23, 2024, the effective date when the entity ceased to be a VIE.

5.3	Gimi MS Corporation

In April 2019, Gimi MS Corporation (“Gimi MS”) entered into a subscription agreement with First FLNG Holdings, a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, for a 30% share of the FLNG Gimi (the “Subscription Agreement”). Gimi MS will construct, own and operate the FLNG Gimi, while First FLNG Holdings subscribed to 30% of Gimi MS's common share capital, equivalent to 30% of the estimated project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for future funding requirements, and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

Concurrent with the closing of the sale of the common shares, we determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.
Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2024 and 2023, are as follows:

(in thousands of $)	2024	2023
Balance sheet
Current assets	139,911	17,359
Non-current assets	1,795,646	1,702,148
Current liabilities	(186,149)	(168,370)
Non-current liabilities	(602,819)	(585,678)

The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Statement of cash flows
Additions to asset under development	204,997	308,093	267,421
Capitalized financing costs	(1,251)	(1,780)	(2,748)
Net debt receipts	70,000	95,000	125,000
Net debt repayments	(29,167)	—	—
Proceeds from subscription of equity interest	45,206	80,021	39,275